PROPERTY, PLANT AND EQUIPMENT (Schedule of Income from Sub-letting Right-of-use Buildings) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number Of Right Of Use Leased Assets	7	9
Average remaining lease term (years)	5 years	5 years
No. of Leases with extension options	1	2
No. of Leases with options to purchase	0	0
No. of leases with variable payments linked to index	0	0
No. of leases with termination options	0	0
Buildings [Member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	1 year	1 year
Buildings [Member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	10 years	11 years
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number Of Right Of Use Leased Assets	22	20
Average remaining lease term (years)	2 years	2 years
No. of Leases with extension options	0	0
No. of Leases with options to purchase	22	20
No. of leases with variable payments linked to index	0	0
No. of leases with termination options	22	20
Vehicles [Member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	1 year	4 months 24 days
Vehicles [Member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	3 years	3 years
I.T. and office equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Number Of Right Of Use Leased Assets	5	5
Range of remaining term in years	3 years	4 years
Average remaining lease term (years)	3 years	4 years
No. of Leases with extension options	0	0
No. of Leases with options to purchase	0	0
No. of leases with variable payments linked to index	0	0
No. of leases with termination options	0	0